Investments (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment [Line Items]
Level 3 Proportion to Fixed Maturities and Equity Securities	0.40%	1.00%
Percentage of third party pricing services	99.00%
Written down securities carried at fair value	$ 22,600,000
Balances related to bifurcated credit loss positions included in other comprehensive income	22,000,000	22,000,000	22,000,000
Unrealized gain (loss) on investments	964,000,000	108,000,000	455,000,000
Total issues of fixed maturities and equities	1,373	1,430
Estimated fair value of mortgage loans	600,000	14,300,000
Accumulated depreciation on investment real estate	1,800,000	1,800,000
Non-income producing fixed maturities at book value	125,000
Non-income producing fixed maturities at fair value	130,000
Non-income producing investment real estate	3,000,000
Financial Sector [Member]
Investment [Line Items]
Unrealized gain (loss) on investments	14,000,000	115,000,000
Other Sectors [Member]
Investment [Line Items]
Unrealized gain (loss) on investments	$ 950,000,000	$ 223,000,000